Investments in equity accounted associates - Carrying amount of investment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Investments in equity accounted associates
Indemnification asset	$ 2,353		$ 2,443
Share of loss of equity-accounted associates		$ (515)
MX Capital Ltd
Investments in equity accounted associates
Investment impairment	$ 0